Employee stock incentive plans (Details 3) - DRL 2018 Plan [Member]	12 Months Ended
Mar. 31, 2019 shares
Options reserved against equity shares	4,000,000
Options reserved against ADRs	1,000,000
Total	5,000,000
Number of securities to be acquired from secondary market
Options reserved against equity shares	2,500,000
Options reserved against ADRs	0
Total	2,500,000
Number of securities to be issued by the Company
Options reserved against equity shares	1,500,000
Options reserved against ADRs	1,000,000
Total	2,500,000